Federated Hermes Fund for U.S. Government Securities II Shareholder Fees - Federated Hermes Fund for U.S. Government Securities II - Federated Hermes Fund for U.S. Government Securities II	Feb. 28, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)
Redemption Fee (as a percentage of Amount Redeemed)
Exchange Fee (as a percentage of Amount Redeemed)